Loan to a third party (Details Narrative) - USD ($)		6 Months Ended
	Apr. 08, 2025	Mar. 31, 2026
Loan to a third party
Loan agreement period, description		from October 1, 2025 to September 30, 2026
Loan to a third party		$ 6,000,000
Loan to a third party amounted		$ 4,621,949
Interest rate annually	7.00%	6.50%